Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow information
	September 30, 2022	September 30, 2021
	($)	($)
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	11,441	-
Shares issued in connection with Xcite acquisition	4,196	-
Common shares issued to settle debt	-	107,671
Fair value common shares issued in acquisition	-	$13,348,262